Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
LEASES
NOTE 5:-	LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2021 and 2030. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

The Company has several leased offices in the United States, with expiry dates varying between 2021 and 2030, with no renewal options.

In June 2012, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2024, with an option by the Company to extend for an additional 5-year term. The Company deemed this option as reasonably certain to be renewed.

As of December 2020, in connection with the Company’s intention to sublease part of the offices in Holon, the Company recorded an impairment of $351 related to this leased space.

In April 2019, the Company entered into a lease agreement for a new office in Bangalore, India. The lease expires in April 2029, with an option by the Company to extend for an additional 5-year term. The company deemed this option as not-reasonably certain to be renewed.

On January 30, 2020, the Company (via its wholly-owned subsidiary, Sapiens Technologies (1982) India Private Limited) entered into a second lease agreement to lease additional floors of office space in Bangalore, India. The agreement has a commencement date of January 1, 2021, and is in effect until March 31, 2029, with a termination option exercisable at December 31, 2023.

During January 2020, the Company secured a lease deposit of approximately $1 million in order to execute the lease agreement.

Following the outbreak of COVID-19 and before the actual commencement date of the lease agreement, the Company decided not to occupy the additional floors of offices in Bangalore, India as a result of an expected slow-down in its expansion plan of its offshore activities in India. As a result, this contract was deemed as a loss contingency and resulted in a one-time charge of $2,155. The loss contingency charge was included in selling, marketing, general and administrative expenses in the Company’s consolidated statement of income.

Furthermore, as of December 31, 2020, the Company had an additional operating lease that had not yet commenced of $294. This operating lease is expected to commence in the first quarter of 2021 with a lease term through 2023.

Under Topic 842, all leases with durations greater than 12 months, including non-cancellable operating leases, are now recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled ROU asset.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

The components of operating lease costs were as follows:

	Year ended December 31,
	2019	2020

Operating lease cost	$5,260	$8,144
Variable lease cost	3,920	4,150
Short-term lease cost	177	422

Total lease costs	$9,357	$12,716

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

December 31,
2020

Weighted average remaining lease term (years)	7.26
Weighted average discount rate	4.45%

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2019 and 2020, respectively, was $8,651 and $9,886 (included in cash flows from operating activities).

Maturities of lease liabilities are as follows:

2021	$10,113
2022	11,216
2023	9,076
2024	7,863
2025	7,638
2026 and thereafter	24,080

Total undiscounted cash flows	69,986
Less imputed interest	11,289

Present value of lease liabilities	$58,697